Provisions	12 Months Ended
Dec. 31, 2020
Provisions [Abstract]
Provisions

NOTE 22: PROVISIONS

Movement in the provisions is analyzed below:

Amount

Balance as at January 1, 2019	$ 508
Arising during the year	57
Utilized	(149)
Balance as at December 31, 2019	$ 416

Balance as at January 1, 2020	$ 416
Arising during the year	139
Utilized	(104)
Balance as at December 31, 2020	$ 451

See also Note 2(v).

Provisions included in the Company’s consolidated financial statements for all periods presented are mainly related to labor claims